Commitments and Contingencies - Additional Information (Details) ¥ in Millions		12 Months Ended			108 Months Ended
	Dec. 19, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY (¥)
Operating Lease Commitments
Rental expense		$ 948,000	$ 793,000	$ 807,000
Litigation charge awarded to other party		$ 0
Description of information regarding lawsuit filed about right plan		On March 5, 2018, the Company filed a lawsuit in the Court of Chancery of the State of Delaware seeking a determination whether 1Globe, The Chiang Li Family, OrbiMed and other shareholders of Sinovac Biotech Ltd. had triggered the Rights Agreement by forming a group holding approximately 45% of outstanding shares of Sinovac Biotech Ltd., in excess of the plan’s threshold of 15%, and acting in concert prior to the 2017 AGM.
Rights Agreement
Operating Lease Commitments
Rights held by collaborating shareholders to void	$ 28,700,000
Outstanding rights held by shareholders valid	42,400,000
Rights Agreement | Common Shares
Operating Lease Commitments
Outstanding rights held by shareholders valid	27,800,000
Rights Agreement | Series B Preferred Shares
Operating Lease Commitments
Outstanding rights held by shareholders valid	$ 14,600,000
Mr. Weidong Yin
Operating Lease Commitments
Loan amount given to former official					$ 77,000	¥ 0.6
Research and Development Arrangement
Operating Lease Commitments
Long-term purchase commitment, amount			2,053,000
Capital Addition Purchase Commitments
Operating Lease Commitments
Long-term purchase commitment, amount			$ 581,000